Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related party transactions
Directors' and other members of key management's remuneration	$ 325	$ 143	$ 558	$ 265